Business Segment and Geographical Information - Distribution of Depreciation and Amortization by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 65,916	$ 61,297	$ 59,575
Ireland
Segment Reporting Information [Line Items]
Depreciation and amortization	34,721	26,277	25,766
Rest of Europe
Segment Reporting Information [Line Items]
Depreciation and amortization	5,331	6,857	6,914
U.S.
Segment Reporting Information [Line Items]
Depreciation and amortization	21,605	24,246	23,462
Other
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 4,259	$ 3,917	$ 3,433